Stock Options and Warrants	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Text Block [Abstract]
Stock Options and Warrants

9. Stock Options and Warrants

Stock Options

The Company adopted the 2006 Equity Participation Plan (the “2006 Plan”), which provides for the grant of stock options, restricted stock and other equity based awards. Awards for up to 100,000 shares may be granted to employees, directors and consultants under this Plan. The options granted under the 2006 Plan may be either qualified or non-qualified options. Options may be granted with different vesting terms and expire no later than 10 years from the date of grant.

In April 2010, the Company adopted the 2010 Equity Participation Plan (the “2010 Plan”), which provides for the grant of stock options, restricted stock and other equity based awards. Awards for up to 1,200,000 shares may be granted to employees, directors and consultants under the 2010 Plan. The options granted under the 2010 Plan may be either qualified or non-qualified options. Options may be granted with different vesting terms and expire no later than 10 years from the date of grant.

In November and December of 2009, the Company issued non-qualified stock options to purchase 68,384 shares of common stock outside the 2006 and 2010 option plans to certain employees and consultants. These options vest over 50 months and expire no later than 10 years from the date of grant.

Total stock-based compensation expense for the three and nine months ended September 30, 2015 and 2014 was comprised of the following (in thousands):

	Three Months Ended September 30, 2015	Three Months Ended September 30, 2014	Nine Months Ended September 30, 2015	Nine Months Ended September 30, 2014
Cost of sales	$6	$15	$20	$45
Research and development	30	78	121	221
Selling and marketing	8	13	25	36
General and administrative	114	384	334	910

	$158	$490	$ 500	$1,212

Unrecognized compensation expense related to stock options as of September 30, 2015 was $588,000, which is expected to be recognized over a weighted average period of approximately 2.14 years.

In accordance with applicable authoritative guidance, the Company is required to establish assumptions and estimates of the weighted-average fair value of stock options granted, as well as use a valuation model to calculate the fair value of stock-based awards. The Company uses the Black-Scholes option-pricing model to determine the fair-value of stock-based awards. All options are amortized over the requisite service periods. Stock-based compensation for stock options granted to non-employees has been determined using the Black-Scholes option pricing model. These options are revalued at each reporting period until fully vested, with any change in fair value recognized in the condensed consolidated statements of operations.

The fair value of options granted is estimated at the date of grant using the Black-Scholes option-pricing model with the following weighted average assumptions for the three and nine months ended September 30, 2015 and 2014:

	Three Months Ended September 30, 2015	Three Months Ended September 30, 2014	Nine Months Ended September 30, 2015	Nine Months Ended September 30, 2014
Significant assumptions (weighted average):
Risk-free interest rate at grant date	1.53%	2.00%	1.56%	1.91%
Expected stock price volatility	93.85%	98.23%	93.81%	99.65%
Expected dividend payout	0%	0%	0%	0%
Expected option life based on management’s estimate	5.14 years	6.1 years	5.26 years	6.1 years

Transactions involving stock options issued to employees, directors and consultants under the 2006 Plan, the 2010 Plan and outside the plans are summarized below. Options issued have a maximum life of 10 years. The following tables summarize the changes in options outstanding and the related exercise prices for the Company’s common stock options issued:

	Number of Options Issued Under 2006 Plan and 2010 Plan	Weighted Average Exercise Price Per Share	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value (in thousands)
Outstanding at December 31, 2013	106,970	$168.00
Granted	42,160	$21.00
Exercised	—	$—
Canceled or expired	(6,886)	$79.50

Outstanding at December 31, 2014	142,244	$128.47
Granted	75,171	$3.64
Exercised	—	$—
Canceled or expired	(16,606)	$107.92

Outstanding at September 30, 2015	200,809	$83.44	7.23 years	$78,000

Vested and expected to vest at September 30, 2015	193,991	$85.87	7.16 years	$75,798

Exercisable at September 30, 2015	128,157	$123.65	6.05 years	$39,000

	Number of Options Issued Outside the Plan	Weighted Average Exercise Price Per Share	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value (in thousands)
Outstanding at December 31, 2013	50,730	$92.00
Granted	—	$—
Exercised	—	$—
Canceled or expired	—	$—

Outstanding at December 31, 2014	50,730	$92.00
Granted	—	$—
Exercised	—	$—
Canceled or expired	—	$—

Outstanding, vested and exercisable at September 30, 2015	50,730	$92.00	4.11 years	$—

Restricted Stock Awards

Restricted stock awards are grants that entitle the holder to acquire shares of common stock at zero or a fixed price, which is typically nominal. The Company accounts for the restricted stock awards as issued and outstanding common stock, even though the shares covered by a restricted stock award cannot be sold, pledged, or otherwise disposed of until the award vests and any unvested shares may be reacquired by the Company for the original purchase price following the awardee’s termination of service. Annual grants of restricted stock awards are made to the non-employee members of the board of directors on the date of the annual meeting of stockholders and typically vest in full at the next annual meeting of stockholders following the grant date. Beginning in 2013, additional annual grants of restricted stock awards were made to the non-employee members of the board of directors as partial compensation for their services. These awards vest quarterly at the end of each quarter. In addition, the Company has made restricted stock awards to non-employee consultants for their services, which generally vest in one year or less.

The following table summarizes the changes in restricted stock award activity and the related weighted average exercise prices for the Company’s awards issued:

	Restricted Stock Issued from the 2006 Plan and 2010 Plan	Weighted Average Grant Date Fair Value
Unvested at December 31, 2013	968	$34.50
Granted	7,309	$25.50
Vested	(7,309)	$27.00
Forfeited	—	$—

Unvested at December 31, 2014	968	$24.00
Granted	12,338	$5.86
Vested	(13,306)	$7.13
Forfeited	—	$—

Unvested at September 30, 2015	$—

The fair value of the restricted stock awards is based on the market value of the common stock on the date of grant. The total grant-date fair value of restricted stock awards vested during the nine months ended September 30, 2015 and 2014 was approximately $95,000 and $143,000, respectively. The Company recognized approximately $25,000 and $54,000 of stock-based compensation expense related to the restricted stock awards for the three months ended September 30, 2015 and 2014, respectively. Additionally, during the nine months ended September 30, 2015 and 2014, the Company recognized approximately $80,000 and $139,000 of stock-based compensation expense related to the restricted stock awards, respectively. As of September 30, 2015, total unrecognized compensation costs related to unvested awards was $0.

Warrants

Warrants Issued with Preferred Stock

Warrants issued in connection with the October 2014 Financing

The Company has accounted for the warrants in accordance with current accounting guidance, which defines how freestanding contracts that are indexed to and potentially settled in a Company’s own stock should be measured and classified. The authoritative accounting guidance prescribes that only warrants issued under contracts that cannot be net-cash settled and are both indexed to and settled in the Company’s common stock can be classified as equity. As the Series A, Series B and Series C Warrants and Placement Agent Warrant agreements did not meet the specific conditions for equity classification, the Company was required to classify the fair value of the warrants issued as a liability, with subsequent changes in fair value to be recorded as income (loss) in the statement of operations upon revaluation of the fair value of warrant liability at each reporting period. Valuation of the Warrants was estimated at issuance, at December 31, 2014 and September 30, 2015 using the Monte-Carlo simulation model.

The following assumptions were used as inputs to the model at September 30, 2015: for Series A Warrants and the Placement Agent Warrants, stock price of $3.95 and warrant exercise price of $1.79 as of the valuation date; the Company’s historical stock price volatility of 77.6%; risk free interest rate on U.S. treasury notes of 1.26%; warrant expiration of 4.54 years; and a zero dividend rate, for Series C Warrants, stock price of $3.95 and warrant exercise price of $1.79 as of the valuation date; the Company’s historical stock price volatility of 77.6%; risk free interest rate on U.S. treasury notes of 0.00%; warrant expiration of 0.04 years; and a zero dividend rate; simulated as a daily interval and anti-dilution impact if the Company had to raise capital below $1.79 per share.

The fair value of the warrant liability at the issuance date exceeded the gross proceeds received for the Series H Preferred shares, Series A, Series B and Series C Warrants by $1,779,000. The Series A Warrants, Series B Warrants, Series C Warrants and Placement Agent Warrants had fair values of $2,299,000, $841,000, $1,139,000 and $552,000 at issuance, respectively. The classification and valuation of the warrants resulted in total warrant liabilities of $4,831,000. On April 14, 2015, the Company and the holders of the Series B Warrants issued in the October 2014 private placement, that remained outstanding as of that date, amended those remaining Series B Warrants to (i) extend the termination date to June 20, 2015; (ii) set the exercise price at $11.25 per share; (iii) remove certain price reset adjustment provisions to the exercise price and (iv) remove certain provisions related to cashless exercise, participation rights and anti-dilution effects of a subsequent financing. As a result of this modification, the Company recorded a net change in fair value of warrant liability gain of $388,000. During the three and nine months ended September 30, 2015, the Company recorded a net change in fair value of warrant liability gain of $87,000 and $2.5 million, respectively in the condensed consolidated statements of operations.

Series B Warrant Exercises – During the year ended December 31, 2014, the Company received net proceeds of $339,506 upon the exercise of 39,295 of the Series B Warrants by, Dr. Andrey Semechkin, the Company’s Co-Chairman and Chief Executive Officer. During the nine months ended September 30, 2015, the Company received net proceeds of $83,388 upon the exercise of 12,409 of the Series B Warrants by, Dr. Russell Kern, the Company’s Chief Scientific Officer and director. On June 20, 2015, the remaining unexercised outstanding Series B Warrants of 206,815 shares expired.

Series C Warrant Exercises – During the nine months ended September 30, 2015, the Company received net proceeds of $537,538 upon the exercise of 157,704 of the Series C Warrants by, Dr. Andrey Semechkin and Dr. Russell Kern, the Company’s Co-Chairman and Chief Executive Officer and Chief Scientific Officer and director, respectively, and other holders of the Series C Warrants.

Series A, C and Placement Agent Warrants Price Adjustment – The Warrants are immediately exercisable and the exercise price of the Warrants is subject to certain reset adjustments as set forth in the forms of Warrant, including the date of the amendment to the Company’s certificate of incorporation with respect to the reverse stock split, the effectiveness dates of the registration statements and the six and twelve month anniversaries of the date of issuance of the Warrants. The Company’s registration statement on Form S-1 filed on November 3, 2014 with the SEC became effective after amendment on November 25, 2014. Pursuant to the terms of the Securities Purchase Agreement, the conversion price of the Series H Preferred Stock and the exercise price of the Series A, C and Placement Agent Warrants was reset at $1.79 per share.

Warrants Issued with Common Stock

2013 Securities Purchase Agreements for Common Stock

In conjunction with the Company’s sale of 67,500 shares of common stock on January 22, 2013, the Company issued warrants convertible into 33,750 shares of common stock at an exercise price of $30.00 per share. The warrants have a five-year term. These warrants are held by Dr. Andrey Semechkin and Dr. Simon Craw, the Company’s Co-Chairman and Chief Executive Officer and the Company’s Former Executive Vice President Business Development, respectively.

On March 12, 2013 the Company issued warrants convertible into 16,667 shares of common stock in conjunction with the sale of 33,334 shares of common stock. These warrants have a five-year term and an exercise price of $30.00 per share. Dr. Andrey Semechkin, the Company’s Co-Chairman and Chief Executive Officer is the holder of 1,667 of these warrants.

2013 S-1 July Registered Offering

On July 24, 2013 the Company sold 20,000,000 Units, with each Unit consisting of 0.0067 share of common stock and 0.0067 Series A Warrant. The Series A Warrants were convertible into 133,334 shares of common stock at an exercise price of $22.50 per share. The warrants have a five year term and were immediately exercisable. In addition, the Company issued 133,334 Series B Warrants each to purchase one Unit. The Series B Warrants were immediately exercisable at an initial exercise price of $22.50 per Unit, subject to adjustment and expired on October 24, 2013. The Units issuable upon exercise of the Series B Warrants consisted of 133,334 shares of common stock and 133,334 Series A Warrants, which were convertible into an additional 133,334 shares of common stock at an exercise price of $22.50 per share. All Series A Warrants had an expiration date of the fifth anniversary of the transaction close, July 24, 2018, regardless of the date the Series A Warrants were issued. See the 2014 Warrant Exchange Agreements – discussed below.

On July 19, 2013, the Company also entered into a placement agent agreement (the “Placement Agent Agreement”) with Roth Capital Partners, LLC (the “Placement Agent”), pursuant to which the Placement Agent agreed to act on a reasonable best efforts basis for the Offering. The Company paid the Placement Agent a cash fee equal to 5% of the gross proceeds from the Offering and reimbursed the Placement Agent for its reasonable out-of-pocket expenses of $75,000. The Company also issued 4,445 Placement Agent Warrants to purchase Units equal to 5% of the aggregate number of Units issued in the Offering (other than the Units issued to Andrey Semechkin and Russell Kern). The Placement Agent Warrants had substantially the same terms as the Series B Warrants, except that the Placement Agent Warrants (i) had an exercise price of $22.50 per Unit, subject to adjustments similar to those applicable to the Series A Warrants, (ii) had a term of five years, (iii) provided for a cashless exercise, and (iv) otherwise comply with the requirements of the Financial Institutions Regulatory Authority, Inc. (FINRA). The Company also agreed to pay the Placement Agent a cash solicitation fee equal to 5% of the gross proceeds received by the Company upon the exercise of the Series B Warrants under certain circumstances. See the 2014 Warrant Exchange Agreements – discussed below.

Series A and B Warrant Exercises – There were no warrant exercises during the year ended December 31, 2014.

2014 Warrant Exchange Agreements – On June 11, 2014, the Company entered into a series of warrant exchange agreements (the “Warrant Exchange Agreements”) with the holders of its Series A Warrants and Placement Agent Warrants that were issued by the Company pursuant to the 2013 S-1 July Registered Offering. Under the Warrant Exchange Agreements, the Company agreed to issue a total of 297,772 shares of common stock (the “Exchange Shares”) to the warrant holders in exchange for the cancellation of the Series A Warrants to purchase 243,699 shares of common stock and the Placement Agent Warrants to purchase 4,445 shares of common stock and Series A Warrants. Dr. Andrey Semechkin and Dr. Russell Kern, the Company’s Co-Chairman and Chief Executive Officer and Chief Scientific Officer and director, respectively, participated on the same terms as the other warrant holders, agreeing to exchange Series A Warrants to purchase 67,255 shares of common stock for 80,706 shares of common stock. The closing of the transaction occurred on June 16, 2014 with the issuance of the Exchange Shares.

Immediately prior to the Warrant Exchange transaction, the Company recorded a net change in fair value of warrant liability gain of $1,271,000. As a result of the Warrant Exchange, the Company recognized a $3,445,000 loss for the warrant exchange inducement expense. In addition, the Company recorded a reclassification of $3,031,000 to additional paid in capital from warrant liability for a total increase to additional paid in capital of $6,428,000, which represents the fair value of the stock issued in the Warrant Exchange.

As part of the Warrant Exchange Agreement, the Company agreed that through September 14, 2014 it would not offer, sell, pledge, contract to sell or otherwise dispose of any equity securities or securities convertible, exercisable or exchangeable into equity securities of the Company, except for the issuance of equity awards pursuant to the Company’s employee benefit plans and employee incentive plans, the issuance of common stock pursuant to the valid exercise of options or warrants or upon exercise of conversion rights with respect to convertible securities outstanding on the date of the Warrant Exchange, and the issuance and sale of equity securities in private placements to directors or officers of the Company.

As of September 30, 2015 and December 31, 2014, there were 0 Series A Warrants and 0 Placement Agent Warrants outstanding.

Warrants Issued in Connection with SkinCare Marketing Agreement

In September 2011, the Company signed a Marketing Agreement (“agreement”) with an effective date of June 30, 2011, with a third party marketing organization. According to the terms of the agreement as described in Note 10 below, Commitments and Contingencies, under Marketing Arrangement and Agreement, the third party marketing organization would provide assistance to LSC to sell its skin care products through various specific proprietary mailings. The agreement provides for two tranches of common stock warrants issued by the Company for the benefit of the third party marketing organization for 667 shares each, with strike prices of $225.00 and $300.00, respectively, vesting over four quarters, and a warrant term of five years. As of September 30, 2015 and December 31, 2014, there were 1,334 warrants outstanding. These warrants expire in September 2016.

Share data related to warrant transactions through September 30, 2015 were as follows:

	Common Stock	Units	Common Stock				Common Stock				Price per Warrant
	July 2013 Financing		October 2014 Financing									Weighted
	Series A	Placement Agent	Series A	Series B	Series C	Placement Agent	Skin Care Marketing	Jan 2013 Financing	Mar 2013 Financing	Total Warrants	Range	Average Exercise Price
Outstanding, December 31, 2013	243,699	4,445	—	—	—	—	1,334	33,750	16,667	299,895	$22.50-300.00	$24.83
2014
Issued			258,519	258,519	258,519	62,045				837,602	$8.64	$8.64
Exchanged	(243,699)	(4,445)								(248,144)	$22.50	$22.50
Exercised				(39,295)						(39,295)	$8.64	$8.64
Forfeited/Cancelled										—	—	—

Outstanding, December 31, 2014	—	—	258,519	219,224	258,519	62,045	1,334	33,750	16,667	850,058	$8.64-300.00	$10.31
2015
Issued										—	$—	$—
Exchanged										—	$—	$—
Exercised				(12,409)	(157,704)					(170,113)	$1.79-8.64	$9.79
Forfeited/Cancelled				(206,815)						(206,815)	$11.25	$11.25

Outstanding, September 30, 2015	—	—	258,519	—	100,815	62,045	1,334	33,750	16,667	473,130	$1.79-300.00	$9.92

9. Stock Options and Warrants

Stock Options

The Company has adopted the 2006 Equity Participation Plan (the “2006 Plan”). The options granted under the 2006 Plan may be either qualified or non-qualified options. Up to 15,000,000 options may be granted to employees, directors and consultants under this Plan. Options may be granted with different vesting terms and expire no later than 10 years from the date of grant.

In April 2010, the Company adopted the 2010 Equity Participation Plan (the “2010 Plan”). The options granted under the 2010 Plan may be either qualified or non-qualified options. Up to 18,000,000 options may be granted to employees, directors and consultants under the 2010 Plan. Options may be granted with different vesting terms and expire no later than 10 years from the date of grant.

In November and December of 2009, the Company issued outside the 2006 and 2010 Plans non-qualified stock options to purchase 10,257,593 shares of common stock to certain employees and consultants. These options vest over 50 months and expire no later than 10 years from the date of grant.

In accordance applicable authoritative guidance, the Company is required to establish assumptions and estimates of the weighted-average fair value of stock options granted, as well as using a valuation model to calculate the fair value of stock-based awards. The Company uses the Black-Scholes option-pricing model to determine the fair-value of stock-based awards. All options are amortized over the requisite service periods. During the years ended December 31, 2014 and 2013, the Company recognized $1,418,000 and $1,693,000, as stock-based compensation expense, respectively. Unrecognized compensation expense related to stock options as of December 31, 2014 and 2013 was $977,000 and $1,864,000, respectively, which is expected to be recognized over a weighted average period of approximately 2.2 years and 1.6 years, respectively.

Stock-based compensation for stock options granted to non-employees has been determined using the estimated fair value of the stock options issued, based on the Black-Scholes Option Pricing Model. These options are revalued at each reporting period until fully vested, with any change in fair value recognized in the consolidated statements of operations.

The fair value of options granted is estimated at the date of grant using a Black-Scholes option-pricing model with the following weighted-average assumptions for the years ended December 31, 2014 and 2013:

	Year Ended December 31, 2014	Year Ended December 31, 2013
Significant assumptions (weighted average):
Risk-free interest rate at grant date	1.90%	1.02%
Expected stock price volatility	100.75%	116.53%
Expected dividend payout	0%	0%
Expected option life based on management’s estimate	6.08 yrs	6.08 yrs

Options Outstanding				Options Exercisable and Vested
Exercise Prices	Number Outstanding	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price	Number Exercisable	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price
$0.09-$0.17	6,109,000	9.53	$0.14	—	—	—
$0.18-$0.54	4,856,037	6.00	$0.37	3,496,512	5.27	$0.39
$0.55-$0.69	8,901,543	4.87	$0.61	8,901,543	4.87	$0.61
$0.70-$1.76	3,732,350	3.87	$1.16	3,673,600	3.83	$1.17
$1.77-$3.20	5,330,000	5.90	$1.97	5,031,200	5.89	$1.98

	28,928,930	6.10	$0.79	21,102,855	5.00	$1.00

Transactions involving stock options issued to employees, directors and consultants under the 2006 Plan, the 2010 Plan and outside the plans are summarized below. Options issued have a maximum life of 10 years. The following table summarizes the changes in options outstanding and the related exercise prices for the Company’s common stock options issued:

	Number of Options Issued Under 2006 Plan and 2010 Plan	Weighted Average Exercise Price Per Share	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value (in thousands)
Outstanding at December 31, 2012	15,122,900	$1.18
Granted	1,491,500	$0.26
Exercised	—	$—
Canceled or expired	(586,000)	$0.61

Outstanding at December 31, 2013	16,028,400	$1.12
Granted	6,324,000	$0.14
Exercised	—	$—
Canceled or expired	(1,032,763)	$0.53

Outstanding at December 31, 2014	21,319,637	$0.86	6.55 years	$—

Vested and expected to vest at December 31, 2014	20,194,202	$0.90	6.39 years	$—

Exercisable at December 31, 2014	13,493,562	$1.21	5.07 years	$—

	Number of Options Issued Outside the Plan	Weighted Average Exercise Price Per Share	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value (in thousands)
Outstanding at December 31, 2012	8,254,232	$0.65
Granted	—	$—
Exercised	—	$—
Canceled or expired	(644,939)	$1.00

Outstanding at December 31, 2013	7,609,293	$0.62
Granted	—	$—
Exercised	—	$—
Canceled or expired	—	$—

Outstanding, vested and exercisable at December 31, 2014	7,609,293	$0.62	4.86 years	$—

Restricted Stock Awards

Restricted stock awards are grants that entitle the holder to acquire shares of common stock at zero or a fixed price, which is typically nominal. The Company accounts for the restricted stock awards as issued and outstanding common stock, even though the shares covered by a restricted stock award cannot be sold, pledged, or otherwise disposed of until the award vests and any unvested shares may be reacquired by the Company for the original purchase price following the awardee’s termination of service. Annual grants of restricted stock awards are made to the outside board of directors on the date of the annual meeting of stockholders and typically vest in full at the next annual meeting of stockholders following the grant date. Beginning in 2013, annual grants of restricted stock awards were made to the outside board of directors in connection with a reduction in cash compensation for their services. These awards vest quarterly at the end of each quarter. In addition, the Company has made restricted stock awards to non-employee consultants for their services, which generally vest in one year or less.

The following table summarizes restricted stock award activity during the years ended December 31, 2014 and 2013:

	Restricted Stock Issued from the 2006 Plan and 2010 Plan	Weighted Average Grant Date Fair Value
Unvested at December 31, 2012	335,000	$0.32
Granted	961,000	$0.24
Vested	(1,029,750)	$0.27
Forfeited	(121,250)	$0.25

Unvested at December 31, 2013	145,000	$0.23
Granted	1,096,333	$0.17
Vested	(1,096,333)	$0.18
Forfeited	—	$—

Unvested at December 31, 2014	145,000	$0.16

The fair value of the restricted stock awards is based on the market value of the common stock on the date of grant. The total grant-date fair value of restricted stock awards vested during the years ended December 31, 2014 and 2013 was approximately $194,000 and $273,000, respectively. The Company recognized approximately $191,000 and $240,000 of stock-based compensation expense related to the restricted stock awards for the years ended December 31, 2014 and 2013, respectively. As of December 31, 2014 and 2013, total unrecognized compensation costs related to unvested awards were approximately $8,000 and $16,000, respectively, which is expected to be recognized over a weighted-average period of approximately 0.6 year and 0.5 year, respectively.

Warrants

Warrants Issued with Preferred Stock

During 2008, in connection with the Company’s fund raising efforts, two warrants to purchase shares of common stock were issued with the purchase of one share of Series A Preferred Stock, where an additional 2,000,000 common stock warrants were outstanding and two warrants to purchase shares of common stock were issued with the purchase of one share of Series B Preferred Stock, where an additional 1,100,000 common stock warrants were outstanding. During the second quarter of 2010, the holders of the warrants issued to the purchasers of the Series A Preferred Stock and Series B Preferred Stock, signed a waiver to give up their rights to the anti-dilution provisions related to the warrants and the exercise price was fixed at $0.25.

As of December 31, 2014, there were no outstanding warrants related to the Series A Preferred Stock and Series B Preferred Stock. Warrants related to the Series A Preferred Stock expired in January 2013, and warrants related to the Series B Preferred Stock expired in July 2013.

Warrants issued in connection with the October 2014 Financing

The Company has accounted for the warrants in accordance with current accounting guidance, which defines how freestanding contracts that are indexed to and potentially settled in a Company’s own stock should be measured and classified. The authoritative accounting guidance prescribes that only warrants issued under contracts that cannot be net-cash settled and are both indexed to and settled in the Company’s common stock can be classified as equity. As the Series A, Series B and Series C Warrants and Placement Agent Warrant agreements did not meet the specific conditions for equity classification, the Company was required to classify the fair value of the warrants issued as a liability, with subsequent changes in fair value to be recorded as income (loss) in the statement of operations upon revaluation of the fair value of warrant liability at each reporting period. Valuation of the Warrants was estimated at December 31, 2014 using the Monte-Carlo simulation model.

The following assumptions were used as inputs to the model at December 31, 2014: for Series A Warrants and the Placement Agent Warrants, stock price of $0.069 and warrant exercise price of $0.0576 as of the valuation date; the Company’s historical stock price volatility of 83%; risk free interest rate on U.S. treasury notes of 1.63%; warrant expiration of 5.29 years; and a zero dividend rate, for Series B Warrants, stock price of $0.069 and warrant exercise price of $0.0576 as of the valuation date; the Company’s historical stock price volatility of 33.4%; risk free interest rate on U.S. treasury notes of 0.02%; warrant expiration of 0.28 years; and a zero dividend rate, for Series C Warrants, stock price of $0.069 and warrant exercise price of $0.0576 as of the valuation date; the Company’s historical stock price volatility of 33.4%; risk free interest rate on U.S. treasury notes of 0.02%; warrant expiration of 0.79 years; and a zero dividend rate,; simulated as a daily interval and anti-dilution impact if the Company had to raise capital below $0.0576 per share.

The fair value of the warrant liability at the issuance date exceeded the gross proceeds received for the Series H Preferred shares, Series A, Series B and Series C Warrants by $1,779,000. The Series A Warrants, Series B Warrants, Series C Warrants and Placement Agent Warrants had fair values of $2,299,000, $841,000, $1,139,000 and $552,000 at issuance, respectively. The classification and valuation of the warrants resulted in total warrant liabilities of $4,831,000 and $4,216,000 as of the issuance date of October 14, 2014 and the revaluation date of December 31, 2014, respectively. During the year ended December 31, 2014, the Company recorded a net change in fair value of warrant liability gain of $2,405,000 in the consolidated statements of operations.

Series B Warrant Exercises – During the year ended December 31, 2014, the Company received net proceeds of $339,506 upon the exercise of 5,894,214 of the Series B Warrants by, Dr. Andrey Semechkin, the Company’s Co-Chairman and Chief Executive Officer.

Series A, B, and C Warrants Price Adjustment – The Warrants are immediately exercisable and the exercise price of the Warrants is subject to certain reset adjustments as set forth in the forms of Warrant, including the date of the amendment to the Company’s certificate of incorporation with respect to the reverse stock split, the effectiveness dates of the registration statements and the six and twelve month anniversaries of the date of issuance of the Warrants. The Company’s registration statement on Form S-1 filed on November 3, 2014 with the SEC became effective after amendment on November 25, 2014. Pursuant to the terms of the Securities Purchase Agreement, the conversion price of the Series H Preferred Stock and the exercise price of the Series A, B, and C Warrants was reset at $0.0576 per share.

Warrants Issued with Common Stock

2013 Securities Purchase Agreements for Common Stock

In conjunction with the Company’s sale of 10,125,000 shares of common stock on January 22, 2013, the Company issued warrants convertible into 5,062,500 shares of common stock at an exercise price of $0.20 per share. The warrants have a five-year term. These warrants are held by Dr. Andrey Semechkin and Dr. Simon Craw, the Company’s Co-Chairman and Chief Executive Officer and the Company’s Executive Vice President Business Development, respectively.

On March 12, 2013 the Company issued warrants convertible into 2,500,000 shares of common stock in conjunction with the sale of 5,000,000 shares of common stock. These warrants have a five-year term and an exercise price of $0.20 per share. Dr. Andrey Semechkin, the Company’s Co-Chairman and Chief Executive Officer is the holder of 250,000 of these warrants.

2013 S-1 July Registered Offering

On July 24, 2013 the Company sold 20,000,000 Units, with each Unit consisting of one share of common stock and one Series A Warrant. The Series A Warrants were convertible into 20,000,000 shares of common stock at an exercise price of $0.15 per share. The warrants have a five year term and were immediately exercisable. In addition, the Company issued 20,000,000 Series B Warrants each to purchase one Unit. The Series B Warrants were immediately exercisable at an initial exercise price of $0.15 per Unit, subject to adjustment and expired on October 24, 2013. The Units issuable upon exercise of the Series B Warrants consisted of 20,000,000 shares of common stock and 20,000,000 Series A Warrants, which were convertible into an additional 20,000,000 shares of common stock at an exercise price of $0.15 per share. All Series A Warrants had an expiration date of the fifth anniversary of the transaction close, July 24, 2018, regardless of the date the Series A Warrants were issued. See the 2014 Warrant Exchange Agreements – discussed below.

On July 19, 2013, the Company also entered into a placement agent agreement (the “Placement Agent Agreement”) with Roth Capital Partners, LLC (the “Placement Agent”), pursuant to which the Placement Agent agreed to act on a reasonable best efforts basis for the Offering. The Company paid the Placement Agent a cash fee equal to 5% of the gross proceeds from the Offering and reimbursed the Placement Agent for its reasonable out-of-pocket expenses of $75,000. The Company also issued 666,666 Placement Agent Warrants to purchase Units equal to 5% of the aggregate number of Units issued in the Offering (other than the Units issued to Andrey Semechkin and Ruslan Semechkin). The Placement Agent Warrants had substantially the same terms as the Series B Warrants, except that the Placement Agent Warrants (i) had an exercise price of $0.15 per Unit, subject to adjustments similar to those applicable to the Series A Warrants, (ii) had a term of five years, (iii) provided for a cashless exercise, and (iv) otherwise comply with the requirements of the Financial Institutions Regulatory Authority, Inc. (FINRA). The Company also agreed to pay the Placement Agent a cash solicitation fee equal to 5% of the gross proceeds received by the Company upon the exercise of the Series B Warrants under certain circumstances. See the 2014 Warrant Exchange Agreements – discussed below.

The Series B Warrants were immediately exercisable at an initial exercise price of $0.15, subject to adjustment. Beginning at the close of trading on the 60th trading day following the date of issuance, and effective beginning on the fifth trading day immediately preceding such 60th trading day, the Series B Warrants were exercisable at a per unit exercise price equal to the lower of (i) the then-effective exercise price per unit and (ii) 80% of the closing bid price of the Company’s common stock on such 60th trading day. If prior to the close of trading on the 60th trading day after the date of issuance (and on any of the five trading days immediately preceding such day), a holder of the Series B Warrants had delivered one or more exercise notices to the Company and paid all or any part of the exercise price with respect thereto, then on the first trading day immediately following such 60th trading day the Company was obligated to deliver to such holder an amount in cash equal to the positive difference (if any) between (x) the exercise price actually paid by such holder and (y) the product of (I) the aggregate number of units elected to be purchased in such exercise notices, multiplied by (II) 80% of the closing bid price of the Company’s common stock on such 60th trading day. The Series B Warrants expired at the close of business on the 65th trading day following the date of issuance, October 24, 2013. The Series B Warrants were issued separately from the common stock and the Series A Warrants included in the Units, and were transferable separately, immediately thereafter. Series B Warrants were issued in certificated form only. Investors in the Offering received one Series B Warrant for each Unit purchased by them in the Offering. No additional consideration was paid by holders of the Series B Warrants.

The exercise price and number of shares of common stock issuable upon exercise of the Series A Warrants were subject to adjustment in the event of any stock dividends and splits, reverse stock split, stock dividend, recapitalization, reorganization or similar transaction, as described in the Series A Warrants. The Series A Warrants also contained full ratchet anti-dilution protection upon the issuance of any common stock, securities convertible into common stock, or certain other issuances at a price below the then existing exercise price of the Series A Warrants, with certain exceptions. The exercise price and number of Units issuable on exercise of the Series B Warrants were subject to adjustment in the event of any stock split, reverse stock split, stock dividend, recapitalization, reorganization or similar transaction, as described in the Series B Warrants.

The Series A Warrants were exercisable on a “cashless” basis in certain circumstances. In addition, in the event of a fundamental transaction that is (i) an all cash or substantially all cash transaction, (ii) a “Rule 13e 3 transaction” as defined in Rule 13e-3 under the Securities Exchange Act of 1934, as amended, or (iii) with certain limited exceptions, a fundamental transaction involving a person or entity not traded on The New York Stock Exchange, Inc., The NYSE MKT, The NASDAQ Global Select Market, The NASDAQ Global Market or The NASDAQ Capital Market, then the Company or any successor entity would pay at the holder’s option, exercisable at any time concurrently with or within 45 days after the consummation of the fundamental transaction, an amount of cash equal to the value of the Series A Warrant as determined in accordance with the Black Scholes option pricing model.

The Company has accounted for the warrants in accordance with current accounting guidance, which defines how freestanding contracts that are indexed to and potentially settled in a Company’s own stock should be measured and classified. The authoritative accounting guidance prescribes that only warrants issued under contracts that cannot be net-cash settled and are both indexed to and settled in the Company’s common stock can be classified as equity. As the Series A Warrant, Series B Warrant, and Placement Agent Warrant agreements did not meet the specific conditions for equity classification, the Company was required to classify the fair value of the warrants issued as a liability, with subsequent changes in fair value to be recorded as income (loss) in the statement of operations upon revaluation of the fair value of warrant liability at each reporting period. Valuation of the Warrants was estimated at each quarter and as of the year ended December 31, 2013 using the Monte-Carlo simulation model. The following assumptions were used as inputs to the model at December 31, 2013: stock price of $0.21 and warrant exercise price of $0.15 as of the valuation date; the Company’s historical stock price volatility of 84.3%; risk free interest rate on U.S. treasury notes of 1.55%; warrant expiration of 4.56 years; and a zero dividend rate for the Series A Warrants and the Placement Agent Warrants; simulated as a daily interval and anti-dilution impact if the Company had to raise capital below $0.15 per share.

The fair value of the warrant liability at the issuance date exceeded the gross proceeds received for the common shares, Series A Warrants and the Series B Warrants by $1,390,000. The Series A Warrants, Series B Warrants, and Placement Agent Warrants had fair values of $1,725,000, $2,645,000 and $115,000 at issuance, respectively. The classification and valuation of the warrants resulted in total warrant liabilities of $4,485,000 and $4,925,000 as of the issuance date of July 24, 2013 and the revaluation date of December 31, 2013, respectively. During the year ended December 31, 2014, the Company recorded a net change in fair value of warrant liability gain of $1,894,000 in the consolidated statements of operations prior to the 2014 Warrant Exchange Transaction in the second quarter of 2014 and for the quarterly revaluation at March 31, 2014. See the 2014 Warrant Exchange Agreements – discussed below.

Series A and B Warrant Exercises – There were no warrant exercises during the year ended December 31, 2014. During the year ended December 31, 2013, the Company received net proceeds of $2,356,000 upon the exercise of 16,754,822 of the Series B Warrants issued in July 2013 for 16,754,822 additional Units, but prior to the expiration of the Series B Warrants on October 24, 2013. The total additional Units consisted of 16,754,822 shares of common stock and 16,754,822 Series A Warrants. Of the Series B Warrants exercised, Dr. Andrey Semechkin, the Company’s Co-Chairman and Chief Executive Officer, exercised 2,754,821 Series B Warrants; and Ruslan Semechkin, the Company’s Chief Scientific Officer, exercised 667,667 Series B Warrants for an aggregate price of $497,000.

In addition, during the year ended December 31, 2013, the Company received net proceeds of $30,000 upon the exercise of 200,000 of the Series A Warrants issued in July 2013 for 200,000 shares of common stock at an exercise price of $0.15 per share.

Series B Price Adjustment – The Series B Warrants were subject to an exercise price adjustment on the 60 th trading day following issuance in July 2013. On October 17, 2013, the adjustment date, the adjusted exercise price was calculated at a 20% discount to the closing bid price on the adjustment date. The closing bid price on the adjustment date was $0.1815 per share, which resulted in an adjusted exercise price of $0.1452 per Unit. This adjusted exercise price was retroactively applied to all exercises from the period of October 10 th through to the expiration date of October 24 th . Of the 16,754,822 Series B Warrants exercised during the year ended December 31, 2013, there were 12,304,822 subject to the adjusted exercise price of $0.1452 per Unit for net proceeds of approximately $1,722,000. The remaining 4,450,000 were exercised prior to the adjustment date at $0.15 per Unit for net proceeds of approximately $634,000.

Expiration of Series B Warrants – On October 24, 2013, the remaining 3,245,178 Series B Warrants expired unexercised.

2014 Warrant Exchange Agreements – On June 11, 2014, the Company entered into a series of warrant exchange agreements (the “Warrant Exchange Agreements”) with the holders of its Series A Warrants and Placement Agent Warrants that were issued by the Company pursuant to the 2013 S-1 July Registered Offering. Under the Warrant Exchange Agreements, the Company agreed to issue a total of 44,665,783 shares of common stock (the “Exchange Shares”) to the warrant holders in exchange for the cancellation of the Series A Warrants to purchase 36,554,822 shares of common stock and the Placement Agent Warrants to purchase 666,666 shares of common stock and Series A Warrants. Dr. Andrey Semechkin and Dr. Ruslan Semechkin, the Company’s Co-Chairman and Chief Executive Officer and Chief Scientific Officer and director, respectively, participated on the same terms as the other warrant holders, agreeing to exchange Series A Warrants to purchase 10,088,154 shares of common stock for 12,105,784 shares of common stock. The closing of the transaction occurred on June 16, 2014 with the issuance of the Exchange Shares.

Immediately prior to the Warrant Exchange transaction, the Company recorded a net change in fair value of warrant liability gain of $1,271,000. As a result of the Warrant Exchange, the Company recognized a $3,445,000 loss for the warrant exchange inducement expense. In addition, the Company recorded a reclassification of $3,031,000 to additional paid in capital from warrant liability for a total increase to additional paid in capital of $6,428,000, which represents the fair value of the stock issued in the Warrant Exchange.

As part of the Warrant Exchange Agreement, the Company agreed that through September 14, 2014 it would not offer, sell, pledge, contract to sell or otherwise dispose of any equity securities or securities convertible, exercisable or exchangeable into equity securities of the Company, except for the issuance of equity awards pursuant to the Company’s employee benefit plans and employee incentive plans, the issuance of common stock pursuant to the valid exercise of options or warrants or upon exercise of conversion rights with respect to convertible securities outstanding on the date of the Warrant Exchange, and the issuance and sale of equity securities in private placements to directors or officers of the Company.

As of December 31, 2014 and 2013, there were 0 and 36,554,822 Series A Warrants and 0 and 666,666 Placement Agent Warrants outstanding, respectively, which the Company had reserved 0 and 37,888,154 shares of common stock for future issuance, respectively.

Warrants Issued with Other Financings

During 2007 and 2008, the Company entered into various agreements to borrow working capital and as part of these agreements, the Company issued warrants to the holders to purchase common stock. The Company issued 1,400,000 warrants to YKA Partners, an affiliated company of its former Co-Chairman of the Board with an exercise price of $0.25 per share, all of which expired unexercised in August 2013.

Warrants Issued in Connection with SkinCare Marketing Agreement

In September 2011, the Company signed a Marketing Agreement (“agreement”) with an effective date of June 30, 2011, with a third party marketing organization. According to the terms of the agreement as described in Note 10 below, Commitments and Contingencies, under Marketing Arrangement and Agreement, the third party marketing organization would provide assistance to LSC to sell its skin care products through various specific proprietary mailings. The agreement provides for two tranches of common stock warrants issued by the Company for the benefit of the third party marketing organization for 100,000 shares each, with strike prices of $1.50 and $2.00, respectively, vesting over four quarters, and a warrant term of five years. As of December 31, 2014 and 2013, there were 200,000 warrants outstanding. These warrants expire in September 2016.

Share data related to warrant transactions as of December 31, 2014 were as follows:

	Preferred Stock		Common Stock		Units	Common Stock				Common Stock
	Series A	Series B	July 2013 Financing			October 2014 Financing				YKA Loan	Skin Care Marketing	Jan 2013 Financing	Mar 2013 Financing	Total Warrants
			Series A	Series B	Placement Agent	Series A	Series B	Series C	Placement Agent
Outstanding, December 31, 2012	1,600,000	300,000	—	—	—	—	—	—	—	1,400,000	200,000	—	—	3,500,000
2013
Issued			36,754,822	20,000,000	666,666							5,062,500	2,500,000	64,983,988
Exercised			(200,000)	(16,754,822)										(16,954,822)
Forfeited/Cancelled	(1,600,000)	(300,000)		(3,245,178)						(1,400,000)				(6,545,178)

Outstanding, December 31, 2013	—	—	36,554,822	—	666,666	—	—	—	—	—	200,000	5,062,500	2,500,000	44,983,988
2014
Issued						38,777,726	38,777,726	38,777,726	9,306,654					125,639,832
Exchanged			(36,554,822)		(666,666)									(37,221,488)
Exercised							(5,894,214)							(5,894,214)
Forfeited/Cancelled														—

Outstanding, December 31, 2014	—	—	—	—	—	38,777,726	32,883,512	38,777,726	9,306,654	—	200,000	5,062,500	2,500,000	127,508,118

	Price per Warrant
	Range	Weighted Average Exercise Price
Outstanding, December 31, 2012	$0.25-2.00	$0.34
2013
Issued	$0.15-0.20	$0.16
Exercised	$0.15-0.15	$0.15
Forfeited/Cancelled	$0.15-0.25	$0.20

Outstanding, December 31, 2013	$0.15-2.00	$0.17
2014
Issued	$0.06	$0.06
Exchanged	$0.15	$0.15
Exercised	$0.06	$0.06
Forfeited/Cancelled	$—	$—

Outstanding, December 31, 2014	$0.06-2.00	$0.07